Rule 497(e)
                                                              File Nos. 33-11716
                                                                    and 811-5018



                                Supplement to the
                         Smith Barney Investment Series
                                   Prospectus
                             dated February 28, 2003

                                   relating to

Smith Barney Premier Selections            Smith Barney Growth and
All Cap Growth Portfolio                   Income Portfolio
Smith Barney Large Cap Core                Smith Barney Government
Portfolio                                  Portfolio

         Smith Barney Government Portfolio is now called SB Government Portfolio, and all of the Portfolio's outstanding shares have been designated Class A shares.










May 12, 2003

FD02764

                                                                     Rule 497(e)
                                                              File Nos. 33-11716
                                                                    and 811-5018


                                Supplement to the
                       Statement of Additional Information
                       for Smith Barney Investment Series
                             dated February 28, 2003

                                   relating to

Smith Barney Premier Selections            Smith Barney Growth and
All Cap Growth Portfolio                   Income Portfolio
Smith Barney Large Cap Core                Smith Barney Government
Portfolio                                  Portfolio

         Smith Barney Government Portfolio is now called SB Government Portfolio, and all of the Portfolio's outstanding shares have been designated Class A shares.










May 12, 2003

FD02765